UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22067

AllianzGI Global Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	August 31, 2013

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2013 (unaudited)

Shares		Value*
COMMON STOCK—77.1%
	Australia—2.2%
	Airlines—0.2%
152,554	Qantas Airways Ltd. (a)	$230,763

	Biotechnology—0.9%
17,462	CSL Ltd. (b)	993,598

	Construction & Engineering—0.2%
14,173	Leighton Holdings Ltd.	235,225

	Diversified Financial Services—0.5%
139,994	Challenger Ltd.	537,423

	Metals & Mining—0.4%
58,602	Arrium Ltd.	44,256
13,924	BHP Billiton Ltd.	454,572
		498,828
	Austria—0.1%
	Building Products—0.0%
3,027	Wienerberger AG	37,952

	Metals & Mining—0.1%
2,316	Voestalpine AG	76,753

	Belgium—0.1%
	Chemicals—0.1%
5,374	Tessenderlo Chemie NV	152,707

	Bermuda—0.4%
	Insurance—0.4%
20,240	Assured Guaranty Ltd.	457,829

	Brazil—0.4%
	Metals & Mining—0.4%
32,439	Vale S.A., Class B, ADR	467,122

	Canada—0.1%
	Communications Equipment—0.1%
9,100	Research In Motion Ltd. (a)	126,945

	China—0.2%
	Electronic Equipment, Instruments—0.1%
36,600	Kingboard Chemical Holdings Ltd.	78,316

	Independent Power Producers—0.1%
38,000	China Resources Power Holdings Co., Ltd.	100,314

	Paper & Forest Products—0.0%
112,000	Lee & Man Paper Manufacturing Ltd.	74,045

	Denmark—0.1%
	Construction & Engineering—0.1%
2,000	FLSmidth & Co. AS	99,777

	Finland—0.2%
	Communications Equipment—0.0%
7,353	Nokia Oyj (a)	24,598

	Food & Staples Retailing—0.2%
4,984	Kesko Oyj, Class B	151,010

	France—1.7%
	Airlines—0.0%
4,355	Air France - KLM (a)	41,908

	Automobiles—0.2%
9,874	Peugeot S.A. (a)	86,931
1,838	Renault S.A.	141,857
		228,788
	Commercial Banks—0.4%
4,922	BNP Paribas S.A.	288,034
12,598	Credit Agricole S.A. (a)	118,117
		406,151
	Diversified Telecommunication—0.4%
47,233	France Telecom S.A. (b)	479,019

	Electrical Equipment—0.2%
4,912	Alstom S.A.	184,874

	Household Durables—0.1%
2,043	SEB S.A.	160,726

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2013 (unaudited) (continued)

Shares		Value*
	Metals & Mining—0.0%
154	APERAM	$2,069
3,088	ArcelorMittal	39,024
		41,093
	Oil, Gas & Consumable Fuels—0.4%
8,490	Total S.A.	424,359

	Germany—2.1%
	Airlines—0.4%
23,665	Deutsche Lufthansa AG (a)	507,729

	Automobiles—1.0%
17,212	Daimler AG (b)	1,093,204

	Chemicals—0.3%
7,688	K+S AG	323,932

	Industrial Conglomerates—0.1%
1,496	Siemens AG	157,697

	Metals & Mining—0.1%
1,548	Salzgitter AG	58,514

	Multi-Utilities—0.0%
568	RWE AG	19,381

	Semiconductors & Semiconductor Equipment—0.2%
2,911	Aixtron AG (a)	51,641
15,947	Infineon Technologies AG	135,690
		187,331
	Greece—0.0%
	Commercial Banks—0.0%
403	National Bank of Greece S.A. (a)	2,776

	Hong Kong—2.0%
	Airlines—0.3%
197,000	Cathay Pacific Airways Ltd.	365,483

	Diversified Financial Services—0.1%
8,000	Hong Kong Exchanges & Clearing Ltd.	133,922

	Electric Utilities—0.4%
59,000	Cheung Kong Infrastructure Holdings Ltd.	408,981

	Industrial Conglomerates—0.2%
3,600	Jardine Matheson Holdings Ltd.	236,251

	Marine—0.1%
10,500	Orient Overseas International Ltd.	66,009

	Real Estate Management & Development—0.7%
41,000	Hang Lung Group Ltd.	223,687
118,000	New World Development Co., Ltd.	187,022
28,000	Swire Pacific Ltd., Class A	354,526
19,600	Swire Properties Ltd.	60,925
		826,160
	Semiconductors & Semiconductor Equipment—0.2%
16,500	ASM Pacific Technology Ltd.	198,073

	Specialty Retail—0.0%
19,981	Esprit Holdings Ltd.	30,408

	Ireland—0.5%
	Banks—0.0%
20,740	Irish Bank Resolution Corp., Ltd. (a)(c)	269

	Insurance—0.5%
9,738	Permanent TSB Group Holdings PLC (a)	444
19,230	XL Group PLC, Class A	604,399
		604,843
	Israel—0.1%
	Pharmaceuticals—0.1%
3,501	Teva Pharmaceutical Industries Ltd., ADR	133,738

	Italy—0.6%
	Electric Utilities—0.2%
54,358	Enel SpA	204,599

	Household Durables—0.1%
14,735	Indesit Co. SpA	120,522

	Oil, Gas & Consumable Fuels—0.3%
13,395	ENI SpA	304,622

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2013 (unaudited) (continued)

Shares		Value*
	Japan—5.2%
	Auto Components—0.1%
5,800	Tokai Rika Co., Ltd.	$107,011

	Commercial Banks—0.5%
169,000	Hokuhoku Financial Group, Inc.	332,931
4,896	Sumitomo Mitsui Financial Group, Inc.	193,293
		526,224
	Computers & Peripherals—0.0%
13,000	Toshiba Corp.	61,161

	Diversified Financial Services—0.1%
4,900	ORIX Corp.	64,984

	Diversified Telecommunication—0.1%
2,100	Nippon Telegraph & Telephone Corp.	103,572

	Electronic Equipment, Instruments—0.3%
3,500	FUJIFILM Holdings Corp.	72,230
5,500	Mitsumi Electric Co., Ltd.	37,016
23,000	Nippon Chemi-Con Corp.	80,853
14,000	Star Micronics Co., Ltd.	147,713
		337,812
	Health Care Equipment & Supplies—0.2%
7,000	Olympus Corp.	207,863

	Household Durables—0.2%
13,300	Sony Corp.	262,977

	Leisure Equipment & Products—0.4%
5,000	Nikon Corp.	131,214
7,900	Sankyo Co., Ltd.	346,733
		477,947
	Machinery—0.2%
5,000	Glory Ltd.	126,324
4,700	Shima Seiki Manufacturing Ltd.	105,375
		231,699
	Marine—0.3%
71,000	Mitsui OSK Lines Ltd.	252,166
32,000	Nippon Yusen KK	82,045
		334,211
	Metals & Mining—0.3%
4,300	JFE Holdings, Inc.	88,369
84,160	Nippon Steel & Sumitomo Metal Corp.	210,982
		299,351
	Pharmaceuticals—0.1%
6,000	Chugai Pharmaceutical Co., Ltd.	120,207
3,300	Daiichi Sankyo Co., Ltd.	54,180
		174,387
	Road & Rail—0.1%
1,700	East Japan Railway Co.	125,886

	Software—0.0%
300	Nintendo Co., Ltd.	29,627

	Specialty Retail—0.1%
3,000	Aoyama Trading Co., Ltd.	82,945

	Tobacco—0.1%
3,200	Japan Tobacco, Inc.	108,906

	Trading Companies & Distribution—1.7%
54,000	ITOCHU Corp.	669,200
70,000	Marubeni Corp.	483,335
26,000	Mitsui & Co., Ltd.	325,621
36,900	Sumitomo Corp.	461,351
		1,939,507
	Wireless Telecommunication Services—0.4%
10,000	KDDI Corp.	451,140

	Netherlands—0.1%
	Diversified Financial Services—0.1%
14,541	ING Groep NV (a)	135,590

	New Zealand—0.2%
	Construction Materials—0.2%
27,259	Fletcher Building Ltd.	180,355

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2013 (unaudited) (continued)

Shares		Value*
	Norway—0.5%
	Chemicals—0.4%
10,500	Yara International ASA	$468,869

	Energy Equipment & Services—0.1%
3,400	TGS Nopec Geophysical Co. ASA	118,683

	Singapore—1.1%
	Airlines—0.3%
40,000	Singapore Airlines Ltd.	338,926

	Commercial Banks—0.2%
36,000	Oversea-Chinese Banking Corp. Ltd.	293,265

	Distributors—0.3%
9,000	Jardine Cycle & Carriage Ltd.	331,851

	Electronic Equipment, Instruments—0.1%
26,000	Venture Corp., Ltd.	150,292

	Real Estate Management & Development—0.1%
71,000	Wing Tai Holdings Ltd.	118,437

	Transportation Infrastructure—0.1%
29,200	SATS Ltd.	75,101

	Spain—0.8%
	Construction & Engineering—0.2%
9,221	ACS Actividades de Construccion y Servicios S.A.	257,823
2,822	Sacyr Vallehermoso S.A. (a)	7,742
		265,565
	Diversified Telecommunication—0.6%
45,274	Telefonica S.A. (a)	622,924

	Sweden—1.5%
	Commercial Banks—0.3%
19,000	Nordea Bank AB	233,434
4,200	Swedbank AB, Class A	100,021
		333,455
	Household Durables—0.1%
5,400	Electrolux AB, Class B	145,428

	Machinery—0.7%
20,200	Sandvik AB	282,968
16,000	Trelleborg AB, Class B	245,679
14,200	Volvo AB, Class B	207,223
		735,870
	Specialty Retail—0.4%
13,200	Hennes & Mauritz AB, Class B	451,596

	Switzerland—1.8%
	Biotechnology—0.3%
5,878	Actelion Ltd. (a)	351,105

	Capital Markets—0.1%
2,840	Credit Suisse Group AG (a)	83,940

	Energy Equipment & Services—0.2%
20,647	Weatherford International Ltd. (a)	278,528

	Insurance—0.8%
3,450	Zurich Financial Services AG (a)(b)	912,410

	Metals & Mining—0.1%
13,807	Glencore Xstrata PLC	67,148

	Textiles, Apparel & Luxury Goods—0.3%
656	Swatch Group AG	373,881

	United Kingdom—8.0%
	Aerospace & Defense—0.1%
11,929	BAE Systems PLC	72,922

	Capital Markets—0.1%
17,856	3i Group PLC	91,734

	Chemicals—0.0%
4,961	Alent PLC	27,765

	Commercial Banks—0.5%
50,729	Barclays PLC	242,999
18,343	Lloyds TSB Group PLC (a)	17,049
5,193	Royal Bank of Scotland Group PLC (a)	26,223
9,470	Standard Chartered PLC	219,272
		505,543

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2013 (unaudited) (continued)

Shares		Value*
	Commercial Services & Supplies—0.3%
13,154	Aggreko PLC	$353,808

	Food & Staples Retailing—0.3%
92,742	WM Morrison Supermarkets PLC (b)	385,244

	Industrial Conglomerates—0.1%
4,730	Smiths Group PLC	98,389

	Insurance—0.9%
221,798	Old Mutual PLC	684,986
45,432	Standard Life PLC	268,768
		953,754
	Machinery—0.0%
4,961	Vesuvius PLC	28,519

	Metals & Mining—1.3%
6,416	Anglo American PLC	147,005
36,554	BHP Billiton PLC (b)	1,051,117
5,372	Rio Tinto PLC	229,442
		1,427,564
	Multiline Retail—0.9%
26,858	Marks & Spencer Group PLC	190,073
12,486	Next PLC	873,171
		1,063,244
	Oil, Gas & Consumable Fuels—2.1%
16,993	BG Group PLC	310,123
	Royal Dutch Shell PLC,
16,201	Class A	539,183
45,399	Class B (b)	1,565,037
		2,414,343
	Professional Services—0.1%
14,108	Michael Page International PLC	81,943

	Specialty Retail—0.2%
16,621	Game Group PLC (a)(c)	253
72,326	Howden Joinery Group PLC	256,246
		256,499
	Tobacco—0.7%
14,650	British American Tobacco PLC (b)	804,999

	Wireless Telecommunication Services—0.4%
165,068	Vodafone Group PLC	478,386

	United States—47.1%
	Aerospace & Defense—1.9%
10,300	L-3 Communications Holdings, Inc.	876,427
45,800	Textron, Inc.	1,234,768
		2,111,195
	Auto Components—1.0%
31,200	Johnson Controls, Inc.	1,165,632

	Automobiles—1.3%
82,000	Ford Motor Co.	1,285,760
5,837	General Motors Co. (a)	197,816
		1,483,576
	Beverages—2.2%
28,200	Coca-Cola Co.	1,127,718
15,600	Molson Coors Brewing Co., Class B	770,796
7,500	PepsiCo, Inc.	605,775
		2,504,289
	Biotechnology—1.2%
24,900	Gilead Sciences, Inc. (a)(b)	1,356,552

	Chemicals—0.2%
2,600	Monsanto Co. (b)	261,664

	Communications Equipment—3.1%
5,266	Aviat Networks, Inc. (a)	13,955
44,800	Cisco Systems, Inc.	1,078,784
5,984	EchoStar Corp., Class A (a)	237,624
21,200	Harris Corp.	1,062,756
17,000	Qualcomm, Inc.	1,079,160
		3,472,279

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2013 (unaudited) (continued)

Shares		Value*
	Computers & Peripherals—2.4%
2,400	Apple, Inc.	$1,079,232
51,700	EMC Corp. (a)	1,280,092
9,694	NetApp, Inc. (a)	363,816
		2,723,140
	Diversified Telecommunication Services—1.1%
6,769	Frontier Communications Corp.	28,024
25,600	Verizon Communications, Inc.	1,241,088
		1,269,112
	Electric Utilities—1.2%
13,855	Entergy Corp.	954,332
11,625	Exelon Corp.	364,328
		1,318,660
	Electronic Equipment, Instruments & Components—0.9%
13,500	Amphenol Corp., Class A (b)	1,051,650

	Energy Equipment & Services—2.8%
9,700	Diamond Offshore Drilling, Inc.	667,457
15,500	National Oilwell Varco, Inc.	1,089,650
20,100	Schlumberger Ltd.	1,467,903
		3,225,010
	Food Products—1.0%
34,884	Archer-Daniels-Midland Co.	1,124,311

	Health Care Equipment & Supplies—2.0%
15,600	Baxter International, Inc. (b)	1,097,148
2,300	Intuitive Surgical, Inc. (a)	1,144,319
		2,241,467
	Health Care Providers & Services—1.1%
10,800	McKesson Corp.	1,229,688

	Hotels, Restaurants & Leisure—1.0%
11,900	McDonald’s Corp.	1,149,183

	Household Products—1.1%
16,500	Procter & Gamble Co.	1,266,540

	Independent Power Producers & Energy Traders—0.9%
38,461	NRG Energy, Inc.	981,525

	Industrial Conglomerates—1.3%
62,026	General Electric Co.	1,446,446

	Insurance—2.0%
2,679	American International Group, Inc. (a)	119,108
46,000	Genworth Financial, Inc., Class A (a)	497,260
11,760	MetLife, Inc.	519,910
17,000	Prudential Financial, Inc. (b)	1,172,490
		2,308,768
	Internet & Catalog Retail—0.2%
1,000	Amazon.com, Inc. (a)	269,030

	Internet Software & Services—1.2%
1,600	Google, Inc., Class A (a)(b)	1,392,656

	IT Services—1.2%
5,200	International Business Machines Corp.	1,081,704
1,600	Visa, Inc., Class A (b)	285,024
		1,366,728
	Machinery—2.8%
18,700	AGCO Corp.	1,037,289
2,221	Colfax Corp. (a)	110,828
14,200	Deere & Co. (b)	1,236,962
14,900	Joy Global, Inc.	805,792
		3,190,871
	Metals & Mining—0.7%
23,400	Freeport-McMoRan Copper & Gold, Inc.	726,570

	Multiline Retail—1.2%
20,200	Target Corp. (b)	1,403,900

	Multi-Utilities—1.1%
28,169	PG&E Corp.	1,265,070

	Oil, Gas & Consumable Fuels—1.5%
5,500	Occidental Petroleum Corp.	506,385
19,400	Peabody Energy Corp.	381,598
18,800	Valero Energy Corp.	763,844
		1,651,827

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2013 (unaudited) (continued)

Shares		Value*
	Pharmaceuticals—2.5%
15,100	Abbott Laboratories	$553,717
29,000	Bristol-Myers Squibb Co. (b)	1,334,290
21,200	Merck & Co., Inc.	990,040
		2,878,047
	Semiconductors & Semiconductor Equipment—2.1%
48,000	Intel Corp.	1,165,440
33,900	Texas Instruments, Inc. (b)	1,216,671
		2,382,111
	Software—2.4%
41,200	Microsoft Corp.	1,437,056
36,900	Oracle Corp.	1,245,744
		2,682,800
	Specialty Retail—0.5%
7,500	Home Depot, Inc.	589,950

	Total Common Stock (cost-$127,620,048)	87,589,899

CONVERTIBLE PREFERRED STOCK—12.1%
	Aerospace & Defense—0.4%
8,500	United Technologies Corp., 7.50%, 8/1/15	512,890

	Airlines—0.6%
14,985	Continental Airlines Finance Trust II, 6.00%, 11/15/30	729,582

	Auto Components—0.5%
10,700	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	534,465

	Automobiles—0.5%
60,000	Escrow GM Corp., 7/15/33 (a)(c)	—
11,800	General Motors Co., 4.75%, 12/1/13, Ser. B	575,958
		575,958
	Biotechnology—0.4%
8,485	Credit Suisse, 8.00%, 5/9/14 (Gilead Sciences, Inc.) (f)	465,063

	Capital Markets—0.4%
4,600	AMG Capital Trust I, 5.10%, 4/15/36	298,138
	Escrow Lehman Brothers Holdings, Inc., (a)(c)(d),
42,200	6.00%, 10/12/10, Ser. GIS	78,508
9,300	28.00%, 3/6/09, Ser. RIG	78,354
		455,000
	Commercial Banks—0.5%
1,700	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (e)	268,600
250	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (e)	313,750
		582,350
	Commercial Services & Supplies—0.4%
5,884	United Rentals, Inc., 6.50%, 8/1/28	413,719

	Communications Equipment—0.9%
525	Lucent Technologies Capital Trust I, 7.75%, 3/15/17	491,925
8,080	The Goldman Sachs Group, Inc., 8.00%, 1/15/14 (QualComm) (f)	495,635
		987,560
	Computers & Peripherals—0.4%
18,785	JPMorgan Chase & Co., 7.50%, 3/24/14 (EMC Corp.) (f)	446,707

	Diversified Financial Services—0.6%
600	Bank of America Corp., 7.25%, 12/31/49, Ser. L (e)	712,800

	Electric Utilities—0.4%
4,900	NextEra Energy, Inc., 5.599%, 6/1/15	265,359
3,875	PPL Corp., 9.50%, 7/1/13	202,508
		467,867
	Food Products—0.9%
10,000	Bunge Ltd., 4.875%, 12/31/49 (e)	1,022,500

	Health Care Providers & Services—0.5%
435	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (e)	531,352

	Insurance—0.9%
11,615	JPMorgan Chase & Co., 7.00%, 3/10/14 (American International Group, Inc.) (f)	483,997
9,500	MetLife, Inc., 5.00%, 3/26/14	505,495
		989,492

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2013 (unaudited) (continued)

Shares		Value*
	Internet & Catalog Retail—0.4%
660	Credit Suisse, 8.00%, 5/21/14 (Priceline.com) (f)	$526,258

	IT Services—0.2%
4,000	Unisys Corp., 6.25%, 3/1/14	236,160

	Machinery—0.2%
2,000	Stanley Black & Decker, Inc., 4.75%, 11/17/15	264,500

	Metals & Mining—0.4%
21,140	ArcelorMittal, 6.00%, 1/15/16	449,555

	Multi-Utilities—0.5%
11,000	AES Trust III, 6.75%, 10/15/29	551,540

	Oil, Gas & Consumable Fuels—0.9%
8,300	Apache Corp., 6.00%, 8/1/13	388,357
4,700	ATP Oil & Gas Corp., 8.00%, 10/1/14 (e)(g)(h)	1,880
6,700	Chesapeake Energy Corp., 5.00%, 12/31/49 (e)	595,044
		985,281
	Real Estate Investment Trust—0.6%
10,700	Alexandria Real Estate Equities, Inc., 7.00%, 12/31/49 (e)	301,205
5,570	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (e)	350,910
		652,115
	Road & Rail—0.6%
47,690	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (h)	696,841

	Total Convertible Preferred Stock (cost-$15,078,695)	13,789,555

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—8.0%
	Aerospace & Defense—0.3%
$190	GenCorp, Inc., 4.063%, 12/31/39	300,437

	Biotechnology—0.1%
150	Dendreon Corp., 2.875%, 1/15/16	112,875

	Capital Markets—0.9%
500	Ares Capital Corp., 5.75%, 2/1/16	551,250
475	BGC Partners, Inc., 4.50%, 7/15/16	494,000
		1,045,250
	Coal—0.4%
475	Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	472,625

	Construction Materials—0.5%
505	Cemex S.A.B. de C.V., 4.875%, 3/15/15	609,787

	Electrical Equipment—0.6%
495	EnerSys, 3.375%, 6/1/38 (i)	672,893

	Hotels, Restaurants & Leisure—0.7%
450	MGM Resorts International, 4.25%, 4/15/15	512,719
295	Morgans Hotel Group Co., 2.375%, 10/15/14	287,625
		800,344
	IT Services—0.6%
300	Alliance Data Systems Corp., 1.75%, 8/1/13	675,375

	Machinery—1.1%
515	Greenbrier Cos, Inc., 3.50%, 4/1/18	541,716
150	Meritor, Inc., 7.875%, 3/1/26 (g)(h)	189,937
500	Navistar International Corp., 3.00%, 10/15/14	513,438
		1,245,091
	Marine—0.4%
550	DryShips, Inc., 5.00%, 12/1/14	497,750

	Media—0.7%
	Liberty Interactive LLC,
170	3.125%, 3/30/23	288,681
1,000	3.50%, 1/15/31	535,000
		823,681
	Metals & Mining—0.2%
200	Steel Dynamics, Inc., 5.125%, 6/15/14	221,250

	Oil, Gas & Consumable Fuels—0.3%
485	Endeavour International Corp., 5.50%, 7/15/16	285,847

	Real Estate Investment Trust—0.2%
250	Boston Properties LP, 3.75%, 5/15/36	277,814

	Semiconductors & Semiconductor Equipment—0.3%
300	SunPower Corp., 4.75%, 4/15/14	322,688

	Software—0.1%
125	TeleCommunication Systems, Inc., 7.75%, 6/30/18	124,297

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Thrifts & Mortgage Finance—0.6%
	MGIC Investment Corp.,
$200	5.00%, 5/1/17	$215,875
395	9.00%, 4/1/63 (g)(h)	447,831
		663,706

	Total Convertible Bonds & Notes (cost-$8,586,502)	9,151,710

Shares
PREFERRED STOCK—0.3%
Germany—0.3%
Automobiles—0.3%
3,950	Porsche Automobile Holding SE (cost-$899,346)	325,773

Units
WARRANTS (a)—0.2%
	Automobiles—0.2%
	General Motors Co.,
5,558	expires 7/10/16	136,116
5,558	expires 7/10/19	93,374
	Total Warrants (cost-$775,631)	229,490

RIGHTS (a)—0.0%
	Commercial Banks—0.0%
403	National Bank of Greece S.A., expires 6/13/13 (cost-$0)	419

Principal Amount (000s)
SHORT-TERM INVESTMENT—2.1%
	Time Deposit—2.1%
$2,385	Wells Fargo-Grand Cayman, 0.03%, 6/3/13 (cost-$2,385,316)	2,385,316

	Total Investments, before call options written
	(cost-$155,345,538) (j)—99.8%	113,472,162

Contracts
CALL OPTIONS WRITTEN (a)—(0.0)%
	Amphenol Corp., (ASE),
80	strike price $85, expires 6/22/13	(2,200)
	Baxter International, Inc., (ARC)
95	strike price $75, expires 6/22/13	(428)
	Bristol-Myers Squibb Co., (ASE)
145	strike price $50, expires 6/22/13	(2,538)
	Deere & Co., (ASE),
85	strike price $97.5, expires 6/22/13	(467)
	Gilead Sciences, Inc., (ASE),
150	strike price $60, expires 6/22/13	(3,525)
	Google, Inc., (ASE),
10	strike price $905, expires 6/22/13	(4,950)
	Monsanto Co., (ASE),
15	strike price $110, expires 6/22/13	(142)
	Prudential Financial, Inc., (ASE),
25	strike price $70, expires 6/22/13	(3,225)
	Target Corp., (ASE),
120	strike price $72.5, expires 6/22/13	(2,580)
	Texas Instruments, Inc., (ASE),
200	strike price $38, expires 6/22/13	(1,800)
	Visa, Inc., (ASE),
10	strike price $185, expires 6/22/13	(1,300)
	Total Call Options Written (premiums received-$76,502)	(23,155)

	Total Investments, net of call options written
	(cost-$155,269,036) (k)—99.8%	113,449,007
	Other assets less other liabilities—0.2%	176,293
	Net Assets—100.0%	$113,625,300

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2013 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation method to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold and these differences could be material. The Fund’s NAV is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in the determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective derterminations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)                   Non-income producing.

(b)                   All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(c)                    Fair-Valued—Securities with an aggregate value of $157,384, representing 0.1% of net assets.

(d)                   In default.

(e)                    Perpetual maturity. The date shown is the next call date.

(f)                     Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(g)                    Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $639,648, representing 0.6% of net assets.

(h)                   144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)                       Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(j)                      At May 31, 2013, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $156,410,580. Gross unrealized appreciation was $4,684,786, gross unrealized depreciation was $47,623,204 and net unrealized depreciation was $42,938,418. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

(k)                   Securities with an aggregrate value of $32,356,342, representing 28.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Other Investments:

Transactions in call options written for the nine months ended May 31, 2013:

	Contracts	Premiums
Options outstanding, August 31, 2012	600	$49,879
Options written	7,642	510,728
Options terminated in closing transactions	(3,457)	(232,846)
Options exercised	(110)	(8,169)
Options expired	(3,740)	(243,090)
Options outstanding, May 31, 2013	935	$76,502

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2013 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 — valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committees’s own assumptions and securities whose price was determined by using a single broker’s quote)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the- money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2013 (unaudited) (continued)

The valuation techiniques used by the Fund to measure fair value during the nine months ended May 31, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at May 31, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable		Value at
	Quoted Prices	Inputs	Inputs		5/31/13
Investments in Securities - Assets
Common Stock:
Australia	—	$2,495,837	—		$2,495,837
Austria	—	114,705	—		114,705
Belgium	—	152,707	—		152,707
China	—	252,675	—		252,675
Denmark	—	99,777	—		99,777
Finland	—	175,608	—		175,608
France	—	1,966,918	—		1,966,918
Germany	—	2,347,788	—		2,347,788
Greece	—	2,776	—		2,776
Hong Kong	—	2,265,287	—		2,265,287
Ireland	$604,399	444	$269		605,112
Italy	—	629,743	—		629,743
Japan	—	5,927,210	—		5,927,210
Netherlands	—	135,590	—		135,590
New Zealand	—	180,355	—		180,355
Norway	—	587,552	—		587,552
Singapore	—	1,307,872	—		1,307,872
Spain	—	888,489	—		888,489
Sweden	—	1,666,349	—		1,666,349
Switzerland	278,528	1,788,484	—		2,067,012
United Kingdom	—	9,044,403	253		9,044,656
All Other	54,675,881	—	—		54,675,881
Convertible Preferred Stock:
Airlines	—	729,582	—		729,582
Automobiles	575,958	—	—	†	575,958
Biotechnology	—	—	465,063		465,063
Capital Markets	—	298,138	156,862		455,000
Commercial Banks	313,750	268,600	—		582,350
Commercial Services & Supplies	—	413,719	—		413,719
Communications Equipment	491,925	—	495,635		987,560
Computers & Peripherals	—	—	446,707		446,707
Electric Utilities	202,508	265,359	—		467,867
Health Care Providers & Services	—	531,352	—		531,352
Insurance	505,495	—	483,997		989,492
Internet & Catalog Retail	—	—	526,258		526,258
Metals & Mining	—	449,555	—		449,555
Oil, Gas & Consumable Fuels	388,357	596,924	—		985,281
Road & Rail	—	696,841	—		696,841
All Other	4,486,970	—	—		4,486,970
Convertible Bonds & Notes	—	9,151,710	—		9,151,710
Preferred Stock	—	325,773	—		325,773
Warrants	229,490	—	—		229,490
Rights	419	—	—		419
Short-Term Investment	—	2,385,316	—		2,385,316
	$62,756,456	$48,140,662	$2,575,044		$113,472,162
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(23,155)	—	—		$(23,155)
Totals	$62,733,301	$48,140,662	$2,575,044		$113,449,007

At May 31, 2013, a security valued at $444 was transferred from Level 1 to Level 2. This change was the result of a security trading outside the U.S. whose value was not adjusted by the application of the modeling tool at August 31, 2012, which was applied on May 31, 2013.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended May 31, 2013, was as follows:

							Net
							Change
	Beginning				Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance				Discounts/	Realized	Appreciation/	into	out of	Balance
	8/31/12		Purchases	Sales	(Premiums)	Gain (Loss)	(Depreciation)	Level 3	Level 3	5/31/13
Investments in Securities - Assets
Common Stock:
Ireland	$261		—	—	—	—	$8	—	—	$269
United Kingdom	264		—	—	—	—	(11)	—	—	253
Convertible Preferred Stock:
Automobiles	—	†	—	—	—	—	—	—	—	—	†
Biotechnology	—		$469,755	—	—	—	(4,692)	—	—	465,063
Capital Markets	332,377		—	—	—	—	(175,515)	—	—	156,862
Communications Equipment	—		498,407	—	—	—	(2,772)	—	—	495,635
Computers & Peripherals	—		449,764	—	—	—	(3,057)	—	—	446,707
Insurance	—		468,799	—	—	—	15,198	—	—	483,997
Internet & Catalog Retail	—		529,650	—	—	—	(3,392)	—	—	526,258
Totals	$332,902		$2,416,375	—	—	—	$(174,233)	—	—	$2,575,044

† Escrow GM Corp. is fair-valued at $0.

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at May 31, 2013 was $(174,233).

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2013:

	Ending Balance	Valuaton	Unobservable
	at 5/31/13	Technique Used	Inputs	Input Values
Investments in Securities - Assets
Convertible Preferred Stock:
Biotechnology	$465,063	Third-Party Pricing Vendor	Single Broker Quote	$54.81
Capital Markets	156,862	Fundamental Analytical Data Relating to the Investment	Expected Recovery Value	$1.86 - $8.43
Communications Equipment	495,635	Third-Party Pricing Vendor	Single Broker Quote	$61.34
Computers & Peripherals	446,707	Third-Party Pricing Vendor	Single Broker Quote	$23.78
Insurance	483,997	Third-Party Pricing Vendor	Single Broker Quote	$41.67
Internet & Catalog Retail	526,258	Third-Party Pricing Vendor	Single Broker Quote	$797.36

Glossary:

ADR — American Depositary Receipt

ARC — Archipelago Electronic Communications Network

ASE — American Stock Exchange

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Global Equity & Convertible Income Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 18, 2013

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 18, 2013

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 18, 2013